Accrued Expenses and Other Current Liabilities	6 Months Ended
Sep. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 9 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of	As of
	September 30, 2023	March 31, 2023
	USD	USD
Accrued payroll and benefits	817,045	588,342
Professional fees and other accrued expenses	715	245,340
Interest payable	186,391	105,085
	1,004,151	938,767